Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 25, 2020
Entity Registrant Name	OLD WESTBURY FUNDS, INC.
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 25, 2020
Document Effective Date	Sep. 28, 2020
Prospectus Date	Sep. 28, 2020